RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2014
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
Schedule of Balances Recorded
	December 31,
	2014	2013

Embedded Derivatives	$-	$12,431
Research and Development Component	421	758

	$421	$13,189

Schedule of Fair Value Assumptions

In estimating the embedded derivatives' fair value, the Company used the following assumptions:

	August 20, 2014	December 31, 2013

	Amended Funding Arrangement

Risk-free interest rate (1)	0.09%	0.25%
Expected volatility (2)	57.76%	55.65%
Expected life (in years) (3)	0.84	1.5
Expected dividend yield (4)	0	0

(1)  Risk-free interest rate – based on the yields from U.S. treasury bonds with equivalent terms.

(2)  Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the expected term of the embedded derivative.

(3)  Expected life - the expected life of the conversion feature was based on the term of the embedded derivative.

(4)  Expected dividend yield - was based on the fact that the Company has not paid dividends to ordinary shareholders in the past and does not expect to pay dividends to ordinary shareholders.